Discontinued operation (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of discontinued operation

On December 31, 2020, Éxito’s results were classified as a discontinued operation, as one single line item. See below the detailed statement of operation of Éxito and condensed statement of cash flows:

	As of December 31,
Statement of operations	2020	2019
Discontinued operation
Net operating revenue	22,034	2,151
Cost of sales	(16,526)	(1,542)
Gross profit	5,508	609
Expenses, net
Selling expenses	(2,973)	(510)
General and administrative expenses	(848)	188
Depreciation and amortization	(729)	(59)
Share of profit (loss) of associates	27	(5)
Other operating expenses, net	(217)	(33)
	(4,740)	(419)
Operating profit	768	190
Net financial result	(340)	(55)
Income before income taxes discontinued operation	428	135
Income tax and social contribution	(60)	(43)
Net income discontinued operation	368	92
Discontinued operation
Net income for the year discontinued operation	(1)	—
Net income for the year	367	92

	As of December 31,
Other comprehensive income:	2020	2019
Net income for the year	367	92
Items that may be subsequently reclassified to statement of operations
Exchange rate variation of foreign Investments	(415)	(165)
Benefit plan	(1)	—
Cash flow rate	(1)	3
Other comprehensive results	3	—
Comprehensive income for the year	(47)	(70)

	As of December 31,
Net cash flow:	2020	2019
Operational activities	1,349	1,343
Investment activities	(4,075)	5,970
Financing activities	(1,012)	(4,274)
Exchange rate variation on cash and cash equivalents	587	111
Net cash (used) generated	(3,151)	3,150

	As of December 31,
Earnings per share:	2020	2019
Diluted and Basic, discontinued operation	0.8214	0.2054

	As of December 31,
Discontinued operation segment:	2020	2019
Net sales	22,034	2,151
Gross profit	5,508	609
Depreciation and amortization	(729)	(59)
Share of profit and loss of associate	27	(5)
Operating profit	768	190
Net financial result	(340)	(55)
Income before income taxes	428	135
Income taxes and social contribution	(60)	(43)
Profit continued operation	368	92
Loss (income) discontinued operation	(1)	—
Net income for the year	367	92

Current assets	8,014	6,560
Non-current assets	18,930	5,805
Current liabilities	9,729	7,209
Non-current liabilities	3,620	2,553
Shareholder´s equity	13,595	2,603